AST BLACKROCK LOW DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments — 94.5%
Asset-Backed Securities — 12.5%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2020-02, Class B
0.970%	02/18/26		280	$281,896
Autoflorence Srl (Italy),
Series 2, Class C, 1 Month EURIBOR + 1.150% (Cap N/A, Floor 0.000%)
0.592%(c)	12/21/44	EUR	172	199,343
Series 2, Class D, 1 Month EURIBOR + 2.350% (Cap N/A, Floor 0.000%)
1.792%(c)	12/21/44	EUR	139	161,095
Autonoria Spain FT (Spain),
Series 2021-SP, Class D, 1 Month EURIBOR + 1.550% (Cap N/A, Floor 0.000%)
0.993%(c)	01/31/39	EUR	200	232,244
Series 2021-SP, Class E, 1 Month EURIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.093%(c)	01/31/39	EUR	200	231,670
Series 2021-SP, Class F, 1 Month EURIBOR + 3.900% (Cap N/A, Floor 0.000%)
3.343%(c)	01/31/39	EUR	100	115,835
Azure Finance No. 2 PLC (United Kingdom),
Series 2, Class C, 1 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	07/20/30	GBP	825	1,130,270
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31		400	405,573
Series 2019-01A, Class C, 144A
3.360%	04/15/31		380	385,615
Series 2020-01A, Class B, 144A
1.240%	08/16/32		100	101,073
Series 2020-01A, Class C, 144A
2.140%	08/16/32		100	102,205
Credit Acceptance Auto Loan Trust,
Series 2019-01A, Class A, 144A
3.330%	02/15/28		370	371,135
Series 2019-03A, Class A, 144A
2.380%	11/15/28		930	943,177
Series 2020-01A, Class A, 144A
2.010%	02/15/29		1,640	1,663,023
Series 2020-02A, Class A, 144A
1.370%	07/16/29		470	474,665
Series 2021-02A, Class A, 144A
0.960%	02/15/30		1,370	1,373,813
FCT Autonoria (France),
Series 2019-01, Class E, 1 Month EURIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.143%(c)	09/25/35	EUR	693	812,197
FT Santander Consumer Spain Auto (Spain),
Series 2020-01, Class C, 3 Month EURIBOR + 1.950% (Cap N/A, Floor 0.000%)
1.405%(c)	03/20/33	EUR	151	176,045
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24		878	885,071
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24		362	$362,340
Red & Black Auto Germany UG (Germany),
Series 8, Class C, 1 Month EURIBOR + 0.950% (Cap N/A, Floor 0.000%)
0.392%(c)	09/15/30	EUR	100	115,864
Series 8, Class D, 1 Month EURIBOR + 1.350% (Cap N/A, Floor 0.000%)
0.792%(c)	09/15/30	EUR	100	115,864
Santander Drive Auto Receivables Trust,
Series 2020-02, Class B
0.960%	11/15/24		210	210,624
Series 2020-02, Class C
1.460%	09/15/25		710	717,305
TAGUS - Sociedade de Titularizacao de Creditos SA/Ulisses Finance No. 2 (Portugal),
Series 2, Class D, 1 Month EURIBOR + 2.850% (Cap N/A, Floor 0.000%)
2.295%(c)	09/20/38	EUR	800	926,905
Turbo Finance PLC (United Kingdom),
Series 9, Class B, 1 Month SONIA + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	08/20/28	GBP	610	830,610
				13,325,457
Collateralized Loan Obligations — 4.2%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.226%(c)	07/15/26		141	141,051
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.182%(c)	01/28/31		2,000	1,999,637
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.576%(c)	07/15/29		600	599,371
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
1.224%(c)	04/20/31		250	249,930
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class B2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.026%(c)	02/12/30		1,000	999,956
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.264%(c)	10/17/30		580	579,898
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	04/23/29		1,249	1,248,925
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.084%(c)	04/17/31		750	749,557
A1

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
FS Rialto Issuer Ltd. (Cayman Islands),
Series 2021-FL02, Class A, 144A, 1 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
1.305%(c)	04/16/28	420	$419,849
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.254%(c)	07/20/31	325	325,009
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	01/18/31	260	260,000
Gulf Stream Meridian Ltd. (Cayman Islands),
Series 2021-04A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.956%(c)	07/15/34	1,250	1,252,216
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.205%(c)	07/25/27	135	134,790
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.284%(c)	04/20/32	1,000	1,005,709
Kayne CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.676%(c)	04/15/32	275	274,936
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.934%(c)	01/20/29	810	810,000
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.214%(c)	05/15/28	435	434,503
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.312%(c)	07/20/34	1,000	1,000,037
Longfellow Place CLO Ltd. (Cayman Islands),
Series 2013-01A, Class BR3, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.876%(c)	04/15/29	1,000	999,690
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.298%(c)	07/15/34	825	825,294
Series 2016-23A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.684%(c)	10/17/27	250	249,916
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.166%(c)	04/15/34	2,455	2,448,045
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.784%(c)	07/20/29	750	750,241
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners 37 Ltd. (Cayman Islands),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 1.580% (Cap N/A, Floor 0.000%)
1.705%(c)	07/25/30		700	$699,645
Octagon Investment Partners 39 Ltd. (Cayman Islands),
Series 2018-03A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.784%(c)	10/20/30		250	249,867
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.261%(c)	07/20/34		1,105	1,104,346
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2018-04A, Class A2, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.575%(c)	11/15/26		250	250,128
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.134%(c)	10/20/31		750	750,375
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	10/20/28		2,192	2,191,831
				23,004,752
Consumer Loans — 1.3%
Brignole Co. Srl (Italy),
Series 2021, Class D, 1 Month EURIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.049%(c)	07/24/36	EUR	100	115,998
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	750	595,867
FCT Noria (France),
Series 2021-01, Class D, 1 Month EURIBOR + 1.500% (Cap N/A, Floor 0.000%)
0.943%(c)	10/25/49	EUR	200	231,546
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		420	429,000
Series 2021-01A, Class A, 144A
1.900%	11/20/31		440	442,087
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		518	527,993
Series 2020-AA, Class A, 144A
2.190%	08/21/34		230	235,054
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	181,385
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29		194	194,393
PFS Financing Corp.,
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.634%(c)	04/15/24		660	661,458

A2

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class A2, 144A
2.860%	04/15/24		840	$851,682
Series 2020-F, Class A, 144A
0.930%	08/15/24		294	295,589
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28		400	404,055
Series 2020-01, Class A, 144A
2.340%	10/15/30		190	193,840
Series 2021-02, Class A, 144A
1.900%	08/15/33		343	340,125
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27		1,000	1,008,504
SC Germany SA Compartment Consumer (Luxembourg),
Series 2020-01, Class C, 1 Month EURIBOR + 1.750% (Cap N/A, Floor 0.000%)
1.192%(c)	11/14/34	EUR	200	233,895
Series 2020-01, Class D, 1 Month EURIBOR + 2.500% (Cap N/A, Floor 0.000%)
1.942%(c)	11/14/34	EUR	200	234,886
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A
2.680%	07/15/30		132	131,678
				7,309,035
Credit Cards — 0.2%
BL Consumer Credit (Luxembourg),
Series 2021-01, Class D, 1 Month EURIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.093%(c)	09/25/38	EUR	294	342,724
Series 2021-01, Class E, 1 Month EURIBOR + 2.850% (Cap N/A, Floor 0.000%)
2.293%(c)	09/25/38	EUR	355	415,777
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01X, Class B, 1 Month SONIA + 1.550% (Cap N/A, Floor 0.000%)
1.600%(c)	03/15/29	GBP	255	345,693
				1,104,194
Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23		770	775,370
Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.826%(c)	08/25/32		76	74,963
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.806%(c)	11/25/34		89	86,911
				161,874
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other — 0.4%
GoodLeap Sustainable Home Solutions Trust,
Series 2021-04GS, Class A, 144A
1.930%	07/20/48		350	$347,031
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	06/15/28		128	127,912
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43		540	574,563
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40		50	52,299
PCL Funding IV PLC (United Kingdom),
Series 2020-01, Class C, 1 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.250%(c)	09/15/24	GBP	155	210,567
PCL Funding V PLC (United Kingdom),
Series 2021-01, Class C, 1 Month SONIA + 1.700% (Cap N/A, Floor 0.000%)
1.750%(c)	10/15/25	GBP	116	156,970
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49		147	155,927
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24		670	678,826
				2,304,095
Residential Mortgage-Backed Securities — 0.2%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.212%(c)	07/25/37		402	321,338
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57		237	238,092
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56		158	158,557
				717,987
Student Loans — 3.6%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.186%(c)	07/25/51		86	86,409
Series 2021-B, Class A1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.886%(c)	06/25/52		390	391,138
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38		459	475,451
Navient Private Education Loan Trust,
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.284%(c)	12/15/28		212	212,905

A3

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2020-IA, Class A1B, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	04/15/69	1,143	$1,153,319
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
1.004%(c)	05/15/68	905	910,512
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
0.984%(c)	11/15/68	130	131,026
Series 2020-FA, Class A, 144A
1.220%	07/15/69	754	758,166
Series 2021-DA, Class A, 144A, Prime + (1.990%) (Cap N/A, Floor 0.000%)
1.260%(c)	04/15/60	929	929,453
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,120	1,115,919
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	175	181,325
Nelnet Student Loan Trust,
Series 2021-A, Class APT2, 144A
1.360%	04/20/62	1,563	1,562,800
Series 2021-BA, Class AFX, 144A
1.420%	04/20/62	1,355	1,355,468
Series 2021-CA, Class AFL, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.000%)
0.829%(c)	04/20/62	1,050	1,051,432
Prodigy Finance DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.336%(c)	07/25/51	286	286,623
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.516%(c)	06/15/33	1,988	1,970,308
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.356%(c)	12/16/41	362	357,202
SMB Private Education Loan Trust,
Series 2016-A, Class A2B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.584%(c)	05/15/31	743	748,833
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.804%(c)	01/15/37	985	988,885
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
0.914%(c)	09/15/37	100	100,310
Series 2021-A, Class APL, 144A
0.000%	01/15/53	1,530	1,533,097
Series 2021-A, Class B, 144A
2.310%	01/15/53	280	283,719
Series 2021-B, Class A, 144A
1.310%	07/17/51	990	989,132
Series 2021-C, Class APT1, 144A
1.390%	01/15/53	580	578,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36		183	$184,534
Series 2016-C, Class A2B, 144A
2.360%	12/27/32		60	60,263
Series 2016-D, Class A2B, 144A
2.340%	04/25/33		95	96,296
Series 2018-A, Class A2B, 144A
2.950%	02/25/42		464	471,757
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		790	810,793
				19,775,406

Total Asset-Backed Securities (cost $68,221,459)				68,478,170
Commercial Mortgage-Backed Securities — 11.3%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	04/15/34		550	550,518
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29		2,084	2,083,720
Atom Mortgage Securities DAC (Ireland),
Series 1X, Class D, SONIA + 1.900% (Cap N/A, Floor 1.900%)
1.949%(c)	07/22/31	GBP	341	459,330
Series 1X, Class E, SONIA + 2.800% (Cap N/A, Floor 2.800%)
2.849%(c)	07/22/31	GBP	421	567,190
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49		243	243,645
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62		975	1,030,314
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33		705	729,204
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.534%(c)	10/15/36		1,136	1,136,540
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	12/15/36		1,282	1,283,147
Series 2020-VIV04, Class A, 144A
2.843%	03/09/44		520	541,877
Series 2021-SOAR, Class A, 144A, 1 Month LIBOR + 0.670% (Cap N/A, Floor 0.670%)
0.754%(c)	06/15/38		800	800,370
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
0.736%(c)	05/15/38		430	430,437

A4

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust,
Series 2018-BILT, Class D, 144A, 1 Month LIBOR + 1.770% (Cap N/A, Floor 1.770%)
1.854%(c)	05/15/30	365	$363,161
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	657,397
Series 2021-LBA, Class AJV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	02/15/36	320	320,198
Series 2021-LBA, Class AV, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	02/15/36	435	435,268
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	1,079,749
Commercial Mortgage Trust,
Series 2012-CR04, Class ASB
2.436%	10/15/45	501	505,945
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	943,656
Series 2013-CR10, Class ASB
3.795%	08/10/46	1,192	1,228,883
Series 2014-CR21, Class A3
3.528%	12/10/47	900	954,609
Series 2014-UBS05, Class ASB
3.548%	09/10/47	453	469,921
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,351,394
Series 2015-CR23, Class A2
2.852%	05/10/48	743	751,805
Series 2015-CR24, Class ASB
3.445%	08/10/48	760	795,755
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.064%(c)	05/15/36	1,247	1,250,574
Credit Suisse Mortgage Trust,
Series 2020-NET, Class A, 144A
2.257%	08/15/37	524	538,527
Series 2021-980M, Class A, 144A
2.389%	07/15/31	400	407,199
Series 2021-980M, Class C, 144A
3.201%	07/15/31	230	234,197
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class XA, IO
2.031%(cc)	01/15/49	1,137	81,718
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.164%(c)	07/15/38	870	872,784
Series 2021-ESH, Class D, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.334%(c)	07/15/38	239	241,104
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2012-K18, Class B, 144A
4.316%(cc)	01/25/45	375	378,418
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2012-K19, Class B, 144A
4.151%(cc)	05/25/45		230	$232,899
Series 2012-K20, Class B, 144A
4.003%(cc)	05/25/45		215	218,977
Series 2013-K27, Class B, 144A
3.616%(cc)	01/25/46		205	211,991
Series 2013-K31, Class B, 144A
3.745%(cc)	07/25/46		165	172,193
Series 2015-K720, Class B, 144A
3.509%(cc)	07/25/22		710	723,508
Series K121, Class X1, IO
1.124%(cc)	10/25/30		899	71,087
Series KJ05, Class A2
2.158%	10/25/21		41	41,279
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45		524	525,142
Series 2012-GCJ09, Class A3
2.773%	11/10/45		1,919	1,951,634
Series 2019-GC38, Class A2
3.872%	02/10/52		678	716,183
Series 2020-TWN03, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.084%(c)	11/15/37		900	904,295
Haus European Loan Conduit DAC (Ireland),
Series 39X, Class C, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.400%(c)	07/28/51	EUR	281	325,114
Series 39X, Class D, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.000%(c)	07/28/51	EUR	204	235,989
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	05/15/38		728	728,676
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.976%(cc)	09/15/47		5,675	113,184
Series 2014-C23, Class ASB
3.657%	09/15/47		461	482,729
Series 2015-C33, Class A3
3.504%	12/15/48		515	550,980
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45		271	273,357
Series 2012-HSBC, Class D, 144A
4.675%(cc)	07/05/32		975	991,304
Series 2013-LC11, Class ASB
2.554%	04/15/46		849	861,071
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33		430	453,578
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	04/15/38		189	189,591

A5

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	05/15/36		690	$690,619
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.434%(c)	05/15/36		229	229,336
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50		2,082	2,085,759
Last Mile Logistics Pan Euro Finance DAC (Ireland),
Series 1X, Class C, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.400%(c)	08/17/33	EUR	295	339,454
Last Mile Securities PE DAC (Ireland),
Series 2021-01X, Class B, 3 Month EURIBOR + 1.200% (Cap 5.200%, Floor 1.200%)
1.200%(c)	08/17/31	EUR	304	352,732
Series 2021-01X, Class C, 3 Month EURIBOR + 1.600% (Cap 5.600%, Floor 1.600%)
1.600%(c)	08/17/31	EUR	275	319,371
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.885%(c)	04/15/38		650	650,587
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	07/15/38		700	700,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	07/15/46		1,682	1,686,229
Series 2014-C19, Class A4
3.526%	12/15/47		400	427,782
Series 2015-C26, Class ASB
3.323%	10/15/48		1,122	1,174,335
Series 2016-C32, Class XA, IO
0.827%(cc)	12/15/49		4,703	139,593
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51		405	466,903
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.034%(c)	06/15/35		693	684,483
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.034%(c)	01/15/26		380	381,191
Pearl Finance DAC (Ireland),
Series 2020-01, Class A2, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)
1.900%(c)	11/17/32	EUR	385	447,187
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-01, Class B, 3 Month EURIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.500%(c)	11/17/32	EUR	455	$530,189
PKHL Commercial Mortgage Trust,
Series 2021-MF, Class B, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.264%(c)	07/15/38		630	630,187
Sage AR Funding No.1 PLC (United Kingdom),
Series 1X, Class C, SONIA + 2.150% (Cap N/A, Floor 0.000%)
2.200%(c)	11/17/30	GBP	300	402,079
Taurus UK DAC (Ireland),
Series 2021-UK1X, Class B, SONIA + 1.300% (Cap N/A, Floor 1.300%)
1.349%(c)	05/17/31	GBP	208	280,495
Series 2021-UK1X, Class C, SONIA + 1.650% (Cap N/A, Floor 1.650%)
1.699%(c)	05/17/31	GBP	177	238,726
Series 2021-UK1X, Class D, SONIA + 2.600% (Cap N/A, Floor 2.600%)
2.649%(c)	05/17/31	GBP	100	135,310
Series 2021-UK4X, Class C, SONIA + 1.750% (Cap N/A, Floor 0.000%)
1.800%(c)	08/17/31	GBP	629	848,110
Series 2021-UK4X, Class D, SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	08/17/31	GBP	209	281,818
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.780%(c)	06/15/26		710	710,213
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.934%(c)	03/15/38		500	499,996
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50		800	867,600
Series 2017-C05, Class A4
3.212%	11/15/50		1,437	1,528,646
Series 2019-C16, Class ASB
3.460%	04/15/52		865	942,505
Series 2019-C18, Class A4
3.035%	12/15/52		531	565,613
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50		845	874,691
Series 2015-C26, Class A4
3.166%	02/15/48		700	744,336
Series 2016-C32, Class ASB
3.324%	01/15/59		1,443	1,512,057
Series 2017-C39, Class A5
3.418%	09/15/50		1,741	1,900,298
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45		998	1,013,690
Series 2013-C13, Class ASB
2.654%	05/15/45		302	306,755

A6

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47		846	$872,670

Total Commercial Mortgage-Backed Securities (cost $62,092,537)				62,154,860
Commercial Paper(n) — 0.4%
Enel Finance America, LLC
0.412%	04/25/22		2,000	1,996,469
(cost $1,995,308)
Corporate Bonds — 30.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		175	175,000
WPP Finance 2013 (United Kingdom),
Gtd. Notes, EMTN
3.000%	11/20/23	EUR	100	123,822
				298,822
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		400	403,175
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		76	80,100
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		2	2,104
				485,379
Agriculture — 0.8%
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25	EUR	500	607,607
2.350%	05/06/25		55	56,994
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24		1,660	1,745,642
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		300	300,150
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	230	270,640
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		675	744,145
Viterra Finance BV (Netherlands),
Gtd. Notes, EMTN
0.375%	09/24/25	EUR	230	266,462
Wens Foodstuffs Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.349%	10/29/25		200	184,459
				4,176,099
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.1%
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25		200	$189,665
United Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.875%	04/15/29(a)		352	393,036
United Airlines 2020-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.875%	07/15/27		61	64,306
				647,007
Auto Manufacturers — 2.3%
BMW Finance NV (Germany),
Gtd. Notes, EMTN
0.000%	04/14/23	EUR	390	454,182
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	11/06/23	EUR	130	151,956
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26		200	200,388
3.370%	11/17/23(a)		1,300	1,330,308
4.140%	02/15/23(a)		1,055	1,084,466
General Motors Co.,
Sr. Unsec’d. Notes
5.400%	10/02/23		370	403,613
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	01/15/25		300	324,487
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.650%	09/17/26		560	555,006
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes
3.625%	08/29/27		230	251,542
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A
2.000%	03/09/26(a)		1,300	1,302,844
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.652%	03/17/26	EUR	100	125,724
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23		1,271	1,321,725
3.522%	09/17/25(a)		467	496,677
4.345%	09/17/27		490	538,842
PACCAR Financial Europe BV,
Sr. Unsec’d. Notes, EMTN
0.000%	03/01/26	EUR	500	580,154
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
0.750%	04/10/23	EUR	690	807,503
Stellantis NV,
Sr. Unsec’d. Notes
3.375%	07/07/23	EUR	215	262,314

A7

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Traton Finance Luxembourg SA (Germany),
Gtd. Notes, EMTN
0.000%	06/14/24	EUR	200	$231,757
0.125%	03/24/25	EUR	300	347,722
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24	EUR	600	725,578
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22		200	204,579
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
0.375%	07/20/26	EUR	60	69,668
1.000%	02/16/23	EUR	700	823,938
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
0.000%	02/11/23	EUR	100	116,318
				12,711,291
Auto Parts & Equipment — 0.2%
Conti-Gummi Finance BV (Germany),
Gtd. Notes
1.125%	09/25/24	EUR	140	167,319
Denso Corp. (Japan),
Sr. Unsec’d. Notes
1.239%	09/16/26		200	198,809
ZF Finance GmbH (Germany),
Gtd. Notes, EMTN
3.000%	09/21/25	EUR	300	365,749
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		284	288,758
				1,020,635
Banks — 7.7%
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.875%	09/08/25		278	278,051
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23(a)		1,300	1,319,660
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30		50	49,300
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25	EUR	200	234,087
1.125%(ff)	03/11/27	EUR	100	119,157
Banco do Brasil Cayman (Brazil),
Sr. Unsec’d. Notes, EMTN
4.750%	03/20/24		200	212,807
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		100	102,153
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27		400	$398,295
1.849%	03/25/26		1,000	1,012,526
2.746%	05/28/25		600	629,104
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		210	215,056
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25		200	221,641
Bank of America Corp.,
Sr. Unsec’d. Notes
1.734%(ff)	07/22/27		1,830	1,839,468
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26		1,300	1,289,069
2.015%(ff)	02/13/26		1,000	1,026,081
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27		1,300	1,306,607
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	200	233,782
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25		440	473,443
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25	EUR	100	125,393
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27		875	861,099
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	04/13/27	EUR	500	576,821
BPCE SA (France),
Sr. Unsec’d. Notes
0.625%	04/28/25	EUR	100	118,542
Chong Hing Bank Ltd. (China),
Sub. Notes
3.876%(ff)	07/26/27		200	201,165
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24		344	359,609
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25		705	707,693
1.462%(ff)	06/09/27(a)		1,010	1,004,643
3.106%(ff)	04/08/26		1,400	1,486,420
CMB Wing Lung Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
3.750%(ff)	11/22/27		285	290,675
Commerzbank AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	03/24/26	EUR	100	118,137
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27		1,060	1,044,429

A8

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27		795	$777,763
Dah Sing Bank Ltd. (Hong Kong),
Sub. Notes, EMTN
4.250%(ff)	11/30/26		200	200,782
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.621%(ff)	09/11/26		890	890,522
Sr. Unsec’d. Notes, 144A, MTN
0.976%(ff)	09/10/25		1,010	1,009,078
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.447%(ff)	04/01/25		345	347,108
Sr. Unsec’d. Notes, EMTN
1.000%(ff)	11/19/25	EUR	200	236,729
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27		500	498,521
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.002%(c)	04/21/23	EUR	340	394,716
ICICI Bank Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.000%	03/18/26		200	215,669
Sr. Unsec’d. Notes, MTN
3.800%	12/14/27		200	215,154
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month EURIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.000%(c)	04/08/22	EUR	400	464,628
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27		245	246,436
Sr. Unsec’d. Notes, EMTN
0.100%(ff)	09/03/25	EUR	100	116,178
1.000%	09/20/23	EUR	300	356,335
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.578%(ff)	04/22/27		1,700	1,703,153
2.083%(ff)	04/22/26		1,715	1,764,078
Sr. Unsec’d. Notes, EMTN
1.500%	01/27/25	EUR	120	146,431
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31		200	201,924
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24	EUR	300	358,693
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23		375	377,449
Macquarie Bank Ltd. (Australia),
Sub. Notes
4.875%	06/10/25		200	221,757
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24	EUR	310	$365,304
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		1,500	1,548,818
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27		1,095	1,094,295
2.359%(ff)	05/22/24		630	646,534
3.875%	09/12/23		800	848,523
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.600%	09/29/26		345	345,090
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A, MTN
1.500%	09/30/26		1,100	1,097,541
Samba Funding Ltd. (Saudi Arabia),
Gtd. Notes
2.900%	01/29/27		294	307,179
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	583,933
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27		640	636,369
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.991%(ff)	01/12/25		680	677,883
State Bank of India (India),
Sr. Unsec’d. Notes, EMTN
4.500%	09/28/23		200	213,376
Svenska Handelsbanken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.418%(ff)	06/11/27		500	498,061
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	235	275,993
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.494%(ff)	08/10/27		1,055	1,043,564
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26	EUR	200	233,163
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		375	380,724
Sub. Notes, EMTN
6.950%	10/31/22	EUR	365	453,833
Virgin Money UK PLC (United Kingdom),
Sr. Unsec’d. Notes, GMTN
0.375%(ff)	05/27/24	EUR	160	186,886
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,485,406
				42,520,492

A9

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.2%
Asahi Group Holdings Ltd. (Japan),
Sr. Unsec’d. Notes
0.010%	04/19/24	EUR	190	$220,840
0.155%	10/23/24	EUR	100	116,569
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		200	207,460
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
0.000%	10/24/23	EUR	300	349,387
				894,256
Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.200%	09/17/30		200	216,408
CRH Finland Services OYJ (Ireland),
Gtd. Notes, EMTN
0.875%	11/05/23	EUR	200	236,738
Holcim Finance Luxembourg SA (Switzerland),
Gtd. Notes, EMTN
0.125%	07/19/27	EUR	125	143,473
				596,619
Chemicals — 0.4%
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		229	252,650
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		250	255,813
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.230%	10/01/25		1,474	1,462,012
LYB International Finance III LLC,
Gtd. Notes
1.250%	10/01/25		310	309,412
				2,279,887
Commercial Services — 0.5%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.650%
0.110%(c)	02/09/23	EUR	1,100	1,275,476
Sr. Unsec’d. Notes, EMTN
2.500%	05/20/24	EUR	300	368,654
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		250	260,752
MMS USA Holdings, Inc. (France),
Gtd. Notes
0.625%	06/13/25	EUR	200	236,207
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)		500	540,703
				2,681,792
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers — 0.0%
Capgemini SE (France),
Sr. Unsec’d. Notes
0.625%	06/23/25	EUR	200	$237,416
Distribution/Wholesale — 0.0%
Li & Fung Ltd. (Hong Kong),
Sr. Unsec’d. Notes, EMTN
4.500%	08/18/25		200	207,000
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24		450	468,322
3.300%	01/23/23		385	396,855
3.500%	05/26/22		800	813,387
3.500%	01/15/25		750	789,569
4.625%	07/01/22		150	154,531
Air Lease Corp.,
Sr. Unsec’d. Notes
1.875%	08/15/26(a)		325	324,024
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26		440	438,626
1.950%	09/20/26		480	475,642
Azure Nova International Finance Ltd. (China),
Gtd. Notes, EMTN
4.250%	03/21/27		309	338,641
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, EMTN
3.500%	09/18/27		297	316,726
Canada Pension Plan Investment Board Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24		1,575	1,570,014
CDBL Funding 1 (China),
Gtd. Notes, EMTN
3.500%	10/24/27		300	316,923
CICC Hong Kong Finance 2016 MTN Ltd. (China),
Gtd. Notes, EMTN
2.000%	01/26/26		200	199,246
FCA Bank SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	04/16/24	EUR	100	115,922
0.125%	11/16/23	EUR	100	116,300
0.500%	09/18/23	EUR	190	222,370
Haitong International Securities Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes
3.125%	05/18/25		218	226,273
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10(d)		4,200	28,560
Mirae Asset Securities Co. Ltd. (South Korea),
Sr. Unsec’d. Notes
2.625%	07/30/25		216	221,570
Ocean Laurel Co. Ltd. (China),
Gtd. Notes
2.375%	10/20/25		276	272,509

A10

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26		1,245	$1,245,955
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25		500	561,767
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24		200	210,446
PSA Banque France SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	01/22/25	EUR	200	231,480
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.875%	07/07/27		200	209,866
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.100%	07/16/23		200	203,551
Synchrony Financial,
Sr. Unsec’d. Notes
4.500%	07/23/25		650	717,536
				11,186,611
Electric — 1.5%
ACEA SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	09/28/25	EUR	150	173,845
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26		200	212,379
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26		269	276,638
E.ON International Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22	EUR	80	93,574
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	10/24/22	EUR	390	453,334
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26		545	541,411
Gtd. Notes, EMTN
0.000%	06/17/24	EUR	360	419,108
0.000%	05/28/26	EUR	100	115,321
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	350,364
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	205	257,174
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
3.350%	07/15/22		557	563,490
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
National Grid Electricity Transmission PLC (United Kingdom),
Sr. Unsec’d. Notes
0.190%	01/20/25	EUR	195	$227,477
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		250	264,717
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		142	147,156
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.750%	04/03/24		200	210,185
Pacific Gas & Electric Co.,
First Mortgage
3.450%	07/01/25(a)		237	247,512
Sr. Sec’d. Notes
1.367%	03/10/23		2,670	2,661,082
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		232	252,105
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.625%	02/15/27		495	512,416
				7,979,288
Electronics — 0.0%
Amphenol Technologies Holding GmbH,
Gtd. Notes
0.750%	05/04/26	EUR	185	220,686
Energy-Alternate Sources — 0.2%
Contemporary Ruiding Development Ltd. (China),
Gtd. Notes
1.875%	09/17/25		250	251,955
Greenko Dutch BV (India),
Gtd. Notes
3.850%	03/29/26		200	203,333
Greenko Mauritius Ltd. (India),
Gtd. Notes
6.250%	02/21/23		200	205,102
SK Battery America, Inc. (South Korea),
Gtd. Notes
2.125%	01/26/26		200	197,658
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		250	256,839
				1,114,887
Engineering & Construction — 0.1%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	400	484,040
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		200	213,317
				697,357

A11

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)		550	$565,856
Foods — 0.3%
China Mengniu Dairy Co. Ltd. (China),
Sr. Unsec’d. Notes
1.875%	06/17/25		200	200,389
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26	EUR	100	117,746
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		600	630,781
3.875%	05/15/27		480	523,696
				1,472,612
Forest Products & Paper — 0.1%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30		200	211,627
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.125%	01/15/32		60	58,026
				269,653
Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes
4.250%	07/15/27		320	363,253
Redexis Gas Finance BV (Spain),
Gtd. Notes, EMTN
1.875%	05/28/25	EUR	100	122,505
Snam SpA (Italy),
Sr. Unsec’d. Notes, EMTN
0.000%	08/15/25	EUR	110	127,351
				613,109
Healthcare-Products — 0.3%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24	EUR	230	268,770
0.875%	09/27/23	EUR	300	355,599
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
1.208%	06/04/26	EUR	150	181,305
Danaher Corp.,
Sr. Unsec’d. Notes
1.700%	03/30/24	EUR	115	139,296
Medtronic Global Holdings SCA,
Gtd. Notes
0.000%	10/15/25	EUR	161	186,859
Gtd. Notes, EMTN
0.000%	12/02/22	EUR	385	447,909
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.000%	04/15/25	EUR	185	$228,825
				1,808,563
Healthcare-Services — 0.6%
Fresenius Finance Ireland PLC (Germany),
Gtd. Notes
0.000%	10/01/25	EUR	170	196,324
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25		840	938,522
5.375%	09/01/26		280	320,550
5.875%	02/15/26(a)		865	995,464
Sr. Sec’d. Notes
5.250%	04/15/25		500	566,654
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27		250	259,789
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25		168	169,679
				3,446,982
Holding Companies-Diversified — 0.1%
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.875%	02/28/27		306	332,179
Home Builders — 0.3%
D.R. Horton, Inc.,
Gtd. Notes
1.300%	10/15/26		250	247,310
KB Home,
Gtd. Notes
7.625%	05/15/23		1,100	1,175,996
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		176	204,140
				1,627,446
Insurance — 0.1%
China Life Insurance Overseas Co. Ltd. (Hong Kong),
Sub. Notes
3.350%(ff)	07/27/27		287	290,713
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26	EUR	235	287,653
Vigorous Champion International Ltd. (China),
Gtd. Notes, EMTN
2.750%	06/02/25		215	216,873
				795,239
Internet — 0.7%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,071,500

A12

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
3.625%	07/06/27		250	$273,485
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
0.100%	03/08/25	EUR	210	244,045
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	02/15/25(a)		500	570,000
Sr. Unsec’d. Notes, 144A
3.625%	06/15/25(a)		1,038	1,103,056
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		200	214,171
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25		122	137,389
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24		200	209,016
				3,822,662
Investment Companies — 0.1%
Huarong Finance 2017 Co. Ltd. (China),
Gtd. Notes, EMTN
4.250%	11/07/27		226	207,727
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
6.375%	12/15/25		250	256,440
				464,167
Iron/Steel — 0.0%
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25		55	57,245
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30		80	82,876
				140,121
Lodging — 0.3%
Champion Path Holdings Ltd. (Macau),
Gtd. Notes
4.500%	01/27/26		200	203,735
Fortune Star BVI Ltd. (China),
Gtd. Notes
5.950%	10/19/25		200	203,950
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)		745	770,488
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22		250	257,102
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
3.800%	01/08/26		200	206,080
				1,641,355
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified — 0.0%
KION Group AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.625%	09/24/25	EUR	100	$122,051
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27(a)		850	885,175
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		725	814,969
Comcast Corp.,
Gtd. Notes
0.000%	09/14/26	EUR	320	369,077
Informa PLC (United Kingdom),
Gtd. Notes, EMTN
1.500%	07/05/23	EUR	400	475,306
2.125%	10/06/25	EUR	705	865,430
RELX Finance BV (United Kingdom),
Gtd. Notes
0.000%	03/18/24	EUR	120	139,663
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		255	272,131
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27		200	207,560
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27(a)		500	516,640
				4,545,951
Mining — 0.2%
Glencore Funding LLC (Australia),
Gtd. Notes
3.875%	10/27/27		235	256,763
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24		200	215,193
Nexa Resources SA (Brazil),
Gtd. Notes, 144A
5.375%	05/04/27		200	210,150
Vedanta Resources Finance II PLC (India),
Gtd. Notes
13.875%	01/21/24		200	215,556
				897,662
Miscellaneous Manufacturing — 0.2%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
0.250%	12/05/24	EUR	280	328,247
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR	400	470,161
				798,408

A13

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25	1,300	$1,347,724
Oil & Gas — 1.6%
BPRL International Singapore Pte Ltd. (India),
Gtd. Notes, EMTN
4.375%	01/18/27	200	212,509
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25(a)	750	769,137
Diamondback Energy, Inc.,
Gtd. Notes
0.900%	03/24/23	745	745,007
2.875%	12/01/24(a)	600	629,467
4.750%	05/31/25	700	781,179
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26	240	260,700
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	250	260,531
Hindustan Petroleum Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.000%	07/12/27	200	211,088
Indian Oil Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.750%	01/16/24	200	214,752
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
5.750%	06/30/23	116	120,953
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.375%	04/17/24	250	273,512
ONGC Videsh Vankorneft Pte Ltd. (India),
Gtd. Notes
3.750%	07/27/26	200	211,776
OQ SAOC (Oman),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	05/06/28	200	202,633
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24(a)	760	842,271
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26	200	196,630
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30	211	216,793
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25	103	114,807
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31(a)	370	358,484
6.840%	01/23/30	110	113,242
Gtd. Notes, MTN
6.875%	08/04/26	120	130,521
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		200	$217,106
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		435	429,679
PTTEP Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, EMTN
2.587%	06/10/27(a)		250	259,100
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes, 144A
3.300%	07/12/51		200	202,318
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		220	215,721
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		275	286,832
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
3.625%	04/12/27		200	219,114
				8,695,862
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25(a)		32	35,040
Packaging & Containers — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		350	362,486
Ball Corp.,
Gtd. Notes
5.250%	07/01/25		872	973,754
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		250	257,901
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		355	385,723
SIG Combibloc PurchaseCo Sarl (Switzerland),
Gtd. Notes
1.875%	06/18/23	EUR	485	578,337
2.125%	06/18/25	EUR	100	122,456
Smurfit Kappa Treasury ULC (Ireland),
Gtd. Notes
1.500%	09/15/27	EUR	200	245,947
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		245	265,012
				3,191,616
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.250%	06/01/24	EUR	100	119,627
1.500%	11/15/23	EUR	410	491,431

A14

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
2.950%	11/21/26		884	$947,209
Bayer AG (Germany),
Sr. Unsec’d. Notes
0.050%	01/12/25	EUR	300	347,891
Bayer Capital Corp. BV (Germany),
Gtd. Notes
1.500%	06/26/26	EUR	200	244,965
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
0.034%	08/13/25	EUR	170	196,784
1.401%	05/24/23	EUR	100	118,740
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	300	349,642
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.800%	07/21/23(a)		750	745,340
Upjohn Finance BV,
Gtd. Notes
0.816%	06/23/22	EUR	370	432,024
				3,993,653
Pipelines — 1.1%
Enbridge, Inc. (Canada),
Gtd. Notes
2.500%	01/15/25(a)		200	208,281
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25		360	377,676
3.600%	02/01/23		370	381,366
4.250%	03/15/23		2,385	2,485,512
4.500%	04/15/24		132	142,828
5.875%	01/15/24		600	658,726
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		250	261,537
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22		535	551,867
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24		497	553,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26(a)		350	366,025
				5,987,249
Real Estate — 0.9%
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24		200	169,924
China Evergrande Group (China),
Sr. Sec’d. Notes
9.500%	04/11/22(d)		200	51,437
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate (cont’d.)
China SCE Group Holdings Ltd. (China),
Sr. Sec’d. Notes
7.375%	04/09/24	200	$193,340
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.950%	10/20/25	200	200,085
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
5.625%	12/15/26	200	206,464
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24	200	207,464
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
10.875%	01/09/23(d)	200	64,067
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes
3.400%	09/30/26	29	31,410
Hysan MTN Ltd. (Hong Kong),
Gtd. Notes, EMTN
2.875%	06/02/27	288	301,699
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
10.875%	07/23/23	200	164,960
KWG Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.875%	11/10/24	200	182,868
Logan Group Co. Ltd. (China),
Gtd. Notes
4.500%	01/13/28	200	182,851
Longfor Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.375%	04/13/27	200	205,497
3.900%	04/16/23	200	206,603
Mirvac Group Finance Ltd. (Australia),
Gtd. Notes, EMTN
3.625%	03/18/27	299	322,153
Redsun Properties Group Ltd. (China),
Gtd. Notes
9.700%	04/16/23	200	183,220
RKPF Overseas 2019 A Ltd. (China),
Gtd. Notes
5.900%	03/05/25	200	194,091
Scenery Journey Ltd. (China),
Gtd. Notes
11.500%	10/24/22(d)	200	35,387
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
5.600%	07/15/26	200	198,517
Sino-Ocean Land Treasure Finance II Ltd. (China),
Gtd. Notes
5.950%	02/04/27	200	210,821
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.650%	08/03/24	200	161,136

A15

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.200%	03/22/26		200	$181,067
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23	EUR	300	349,323
1.625%	04/07/24	EUR	200	240,925
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.000%	09/16/24	EUR	200	232,424
Yango Justice International Ltd. (China),
Gtd. Notes
8.250%	11/25/23		200	134,885
Yuzhou Group Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24		200	159,104
Zhenro Properties Group Ltd. (China),
Gtd. Notes
8.350%	03/10/24		200	191,181
				5,162,903
Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.,
Sr. Unsec’d. Notes
0.400%	02/15/27	EUR	110	126,994
0.450%	01/15/27	EUR	320	370,545
1.600%	04/15/26		1,245	1,250,674
2.400%	03/15/25		370	384,745
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		885	889,064
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27	EUR	100	116,351
Digital Dutch Finco BV,
Gtd. Notes
0.625%	07/15/25	EUR	340	401,543
Equinix, Inc.,
Sr. Unsec’d. Notes
1.250%	07/15/25		1,920	1,914,033
2.625%	11/18/24		400	419,095
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
1.350%	02/01/27		240	237,535
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		875	951,370
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22	EUR	210	247,118
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.250%	12/01/26(a)		900	939,879
				8,248,946
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25(a)		350	$367,601
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26		380	372,348
Walmart, Inc.,
Sr. Unsec’d. Notes
1.050%	09/17/26(a)		390	389,614
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.000%	01/13/26		200	202,294
				1,331,857
Semiconductors — 0.5%
Broadcom, Inc.,
Gtd. Notes
4.700%	04/15/25		1,350	1,502,554
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25		350	365,809
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25		50	52,277
3.875%	06/18/26		500	551,029
				2,471,669
Software — 0.8%
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27(a)		500	523,508
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		210	220,456
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.125%	12/03/22	EUR	430	500,294
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26		250	258,869
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26(a)		1,665	1,688,504
VMware, Inc.,
Sr. Unsec’d. Notes
1.400%	08/15/26(a)		950	945,810
				4,137,441
Storage/Warehousing — 0.0%
GLP China Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.950%	03/29/26		200	201,121
Telecommunications — 1.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.050%	09/05/23	EUR	270	320,045

A16

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes
4.375%	06/10/25	200	$215,150
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26(a)	650	670,637
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26(a)	1,000	1,036,891
Sprint Corp.,
Gtd. Notes
7.875%	09/15/23	815	910,837
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29	753	803,853
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	250	269,317
Telesat Canada/Telesat LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	06/01/27	250	231,186
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	04/15/26	750	766,373
Sr. Sec’d. Notes
1.500%	02/15/26	1,181	1,185,358
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.375%	11/25/27	200	203,139
4.000%	04/09/25	200	209,961
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	250	260,808
			7,083,555
Transportation — 0.1%
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	211,293
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	217,781
			429,074
Trucking & Leasing — 0.2%
CMB International Leasing Management Ltd. (China),
Sr. Unsec’d. Notes, EMTN
1.750%	09/16/26	200	196,883
1.875%	08/12/25	207	206,219
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.700%	06/15/26	215	215,946
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.300%	06/15/28		200	$200,984
				820,032
Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	400	464,522

Total Corporate Bonds (cost $166,054,118)				166,921,804
Residential Mortgage-Backed Securities — 4.7%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		8	7,923
Atlas Funding PLC (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.700% (Cap N/A, Floor 0.000%)
1.749%(c)	07/25/58	GBP	100	136,276
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
4.332%(cc)	04/25/22		82	80,615
Banc of America Funding Trust,
Series 2004-A, Class 1A3
2.496%(cc)	09/20/34		18	18,647
Series 2005-D, Class A1
2.778%(cc)	05/25/35		49	51,074
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		265	226,885
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
2.500%(cc)	04/25/33		6	5,880
Series 2003-08, Class 2A1
2.259%(cc)	01/25/34		67	68,753
Series 2003-09, Class 2A1
2.929%(cc)	02/25/34		45	45,756
Series 2004-08, Class 13A1
2.889%(cc)	11/25/34		1,130	994,840
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
2.619%(cc)	01/25/36		703	706,801
Canada Square Funding PLC (United Kingdom),
Series 2021-02, Class C, 3 Month SONIA + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	06/17/58	GBP	101	136,927
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate CMT + 2.100% (Cap 9.744%, Floor 2.100%)
2.220%(c)	09/25/35		79	82,866
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate CMT + 1.800% (Cap 10.972%, Floor 1.800%)
1.860%(c)	09/25/35		15	14,950

A17

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month SONIA + 1.000% (Cap N/A, Floor 0.000%)
1.050%(c)	01/16/57	GBP	220	$296,882
Series 2020-01, Class C, 1 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	01/16/57	GBP	100	134,601
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.680%)
0.766%(c)	02/25/35		204	193,147
Series 2004-J09, Class 2A5
5.500%	01/25/35		258	265,301
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.480%)
0.666%(c)	04/25/35		162	157,885
Series 2005-11, Class 3A1
2.518%(cc)	04/25/35		343	306,113
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
2.727%(cc)	06/25/33		95	96,224
Dutch Property Finance BV (Netherlands),
Series 2021-01, Class B, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)
0.556%(c)	07/28/58	EUR	357	417,740
Series 2021-02, Class B, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.257%(c)	04/28/59	EUR	415	480,732
Series 2021-02, Class C, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 0.000%)
0.507%(c)	04/28/59	EUR	240	278,024
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		1	1,492
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
0.206%(c)	03/25/34		27	27,079
Series 2006-05, Class 3A2
1.946%(cc)	05/25/35		36	37,195
FHLMC Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		635	767,825
Series T-59, Class 1A2
7.000%	10/25/43		392	461,609
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
1.492%(c)	07/25/44		308	316,742
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
1.292%(c)	10/25/44		1,120	1,148,182
Finsbury Square (United Kingdom),
Series 2021-01GRX, Class C, 3 Month SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	12/16/67	GBP	465	628,428
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month SONIA + 1.350% (Cap N/A, Floor 0.000%)
1.400%(c)	03/16/70	GBP	100	$135,081
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		668	709,088
Series 5105, Class LA
1.500%	04/15/44		2,548	2,586,901
Gemgarto PLC (United Kingdom),
Series 2021-01X, Class C, 3 Month SONIA + 1.300% (Cap N/A, Floor 0.000%)
1.350%(c)	12/16/67	GBP	184	248,667
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.579%(c)	08/25/60		339	339,773
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.546%(c)	06/25/45		142	123,042
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51		425	431,882
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
2.122%(cc)	06/25/34		19	19,173
Series 2005-AR07, Class 5A1
3.133%(cc)	11/25/35		145	138,766
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
3.031%(cc)	08/19/34		321	323,771
Hops Hill No. 1 PLC (United Kingdom),
Series 1, Class C, 1 Month SONIA + 1.850% (Cap N/A, Floor 0.000%)
1.900%(c)	05/27/54	GBP	100	136,142
Series 1, Class D, 1 Month SONIA + 2.350% (Cap N/A, Floor 0.000%)
2.400%(c)	05/27/54	GBP	100	136,191
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
2.360%(cc)	11/25/33		54	54,575
Series 2007-A01, Class 3A3
2.694%(cc)	07/25/35		76	77,379
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51		329	335,598
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 0.000%)
1.084%(c)	06/25/50		204	205,219
Lanebrook Mortgage Transaction PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.300%(c)	06/12/57	GBP	280	385,898
Series 2021-01, Class C, SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	07/20/58	GBP	158	213,104
Series 2021-01, Class D, SONIA + 1.650% (Cap N/A, Floor 0.000%)
1.700%(c)	07/20/58	GBP	103	139,005

A18

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Mortimer BTL PLC (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.450% (Cap N/A, Floor 0.000%)
1.500%(c)	06/23/53	GBP	110	$150,139
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		207	217,122
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		681	726,322
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		977	1,020,855
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.702%(cc)	01/25/34		122	121,089
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34		31	30,990
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.426%(c)	06/25/35		366	354,320
Residential Mortgage Securities PLC (United Kingdom),
Series 32X, Class C, 3 Month SONIA + 2.200% (Cap N/A, Floor 0.000%)
2.250%(c)	06/20/70	GBP	1,130	1,552,168
RMAC Securities No. 1 PLC (United Kingdom),
Series 2007-NS1X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.217%(c)	06/12/44	GBP	373	486,643
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57		739	772,773
Series 2019-04, Class MA
3.000%	02/25/59		1,148	1,195,461
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55		417	417,653
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.587%(c)	07/19/35		136	133,352
Together Asset-Backed Securitisation PLC (United Kingdom),
Series 2021-1ST1, Class C, SONIA + 1.250% (Cap N/A, Floor 0.000%)
1.300%(c)	07/12/63	GBP	107	144,221
Tower Bridge Funding (United Kingdom),
Series 2021-01, Class C, 3 Month SONIA + 1.850% (Cap N/A, Floor 0.000%)
1.899%(c)	07/21/64	GBP	248	338,301
Series 2021-01, Class D, 3 Month SONIA + 2.150% (Cap N/A, Floor 0.000%)
2.199%(c)	07/21/64	GBP	212	288,749
Tower Bridge Funding PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.450% (Cap N/A, Floor 0.000%)
2.500%(c)	09/20/63	GBP	100	136,746
Series 2020-01, Class D, 3 Month SONIA + 3.450% (Cap N/A, Floor 0.000%)
3.500%(c)	09/20/63	GBP	120	164,977
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class D, 3 Month SONIA + 1.800% (Cap N/A, Floor 0.000%)
1.850%(c)	11/20/63	GBP	169	$230,119
Twin Bridges PLC (United Kingdom),
Series 2020-01, Class C, 3 Month SONIA + 2.250% (Cap N/A, Floor 0.000%)
2.300%(c)	12/12/54	GBP	225	309,136
Series 2020-01, Class D, 3 Month SONIA + 3.000% (Cap N/A, Floor 0.000%)
3.050%(c)	12/12/54	GBP	225	310,736
Series 2021-01, Class C, 3 Month SONIA + 1.600% (Cap N/A, Floor 0.000%)
1.650%(c)	03/12/55	GBP	276	378,625
Series 2021-01, Class D, 3 Month SONIA + 2.100% (Cap N/A, Floor 0.000%)
2.150%(c)	03/12/55	GBP	130	178,871
Series 2021-02, Class C, SONIA + 1.150% (Cap N/A, Floor 0.000%)
1.200%(c)	09/12/55	GBP	204	274,870
Series 2021-02, Class D, SONIA + 1.500% (Cap N/A, Floor 0.000%)
1.550%(c)	09/12/55	GBP	117	157,646
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.460%)
0.546%(c)	04/25/45		246	243,892
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
1.092%(c)	08/25/46		170	170,933
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50		202	205,083

Total Residential Mortgage-Backed Securities (cost $25,839,936)				26,044,441
Sovereign Bonds — 1.4%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		200	194,009
4.625%	01/13/28		200	210,620
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25		200	228,376
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		413	409,607
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		200	209,265
4.500%	03/15/29		200	211,244
8.125%	05/21/24		200	231,094
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		150	158,856
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		200	203,578
4.875%	09/23/32		150	153,377

A19

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22	340	$342,396
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	200	212,489
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
8.625%	04/07/34	200	190,513
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26	200	227,230
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30	200	212,731
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	474	457,097
4.500%	04/22/29	200	225,114
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26	240	268,644
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	222	210,984
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28	200	217,283
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33	200	192,066
4.950%	04/28/31	200	225,829
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.862%	12/01/32	70	63,880
2.392%	01/23/26	196	200,301
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.750%	01/14/29	245	273,886
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28	390	454,908
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29	260	295,896
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31	224	228,749
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.750%	05/27/26	200	225,263
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25	200	218,997
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.942%	06/10/27	220	222,760
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27	140	$151,741
9.750%	11/01/28	200	234,760
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	125	144,065

Total Sovereign Bonds (cost $7,918,758)			7,907,608
U.S. Government Agency Obligations — 4.3%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	1,223	1,276,757
4.000%	02/01/34	372	400,992
4.000%	02/01/34	436	471,350
4.000%	03/01/34	420	459,623
4.000%	11/01/36	10	10,458
4.000%	06/01/37	116	126,217
4.500%	07/01/47	89	98,630
4.500%	03/01/49	2,367	2,649,520
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.225% (Cap 9.588%, Floor 2.225%)
2.350%(c)	01/01/34	7	7,287
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.335% (Cap 13.212%, Floor 2.335%)
2.460%(c)	12/01/26	5	4,928
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.401% (Cap 12.240%, Floor 2.401%)
2.526%(c)	07/01/29	11	11,415
Federal National Mortgage Assoc.
2.500%	11/01/31	68	71,895
2.500%	11/01/31	3,625	3,811,976
2.500%	04/01/32	13	14,095
3.000%	07/01/27	9	9,565
3.000%	02/01/30	426	451,815
3.000%	05/01/30	10	10,459
3.000%	09/01/30	843	894,185
3.000%	11/01/30	8	8,527
3.000%	12/01/30	14	14,643
3.000%	04/01/31	11	11,844
3.000%	12/01/31	57	60,517
3.000%	09/01/32	54	57,395
3.000%	11/01/32	265	278,663
3.000%	01/01/33	82	86,804
3.000%	01/01/33	391	412,504
3.000%	01/01/33	526	558,572
3.000%	11/01/33	468	503,231
3.500%	04/01/34	31	34,019
3.500%	04/01/34	195	213,031
4.000%	04/01/33	353	379,291
4.000%	06/01/33	270	290,499
4.000%	09/01/33	109	118,568
4.000%	09/01/33	2,210	2,352,328
4.000%	02/01/34	150	163,129
4.000%	03/01/34	12	12,473
4.000%	03/01/34	69	73,913
4.000%	03/01/34	86	92,667

A20

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	07/01/37	46	$49,543
4.000%	09/01/37	54	58,225
4.000%	03/01/38	42	45,489
4.000%	12/01/41	145	160,241
4.500%	06/01/39	10	11,002
4.500%	08/01/40	25	27,929
4.500%	02/01/41	33	36,351
4.500%	12/01/41	91	101,895
4.500%	03/01/47	269	296,663
4.500%	05/01/47	830	911,361
4.500%	07/01/47	103	113,412
4.500%	11/01/47	922	1,014,112
4.500%	06/01/48	128	143,516
4.500%	11/01/48	414	460,330
4.500%	02/01/49	1,256	1,422,156
4.500%	04/01/49	346	391,834
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.270% (Cap 9.520%, Floor 2.270%)
2.770%(c)	04/01/32	4	3,911
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.275% (Cap 11.982%, Floor 2.275%)
2.401%(c)	12/01/29	15	14,822
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.791%, Floor 1.590%)
2.791%(c)	06/01/45	1,198	1,251,521
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.087%, Floor 1.590%)
3.087%(c)	06/01/45	618	646,209
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.432%, Floor 1.345%)
1.516%(c)	01/01/25	—(r)	458
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	1	1,284
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 10.500%, Floor 1.500%)
2.000%(c)	01/20/26	9	9,364
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.000%, Floor 1.500%)
1.875%(c)	06/20/26	5	5,410
2.125%(c)	11/20/29	29	30,118
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 11.500%, Floor 1.500%)
1.875%(c)	05/20/24	6	6,547
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 1.500% (Cap 12.000%, Floor 2.000%)
2.250%(c)	07/20/24	1	1,110

Total U.S. Government Agency Obligations (cost $22,605,869)			23,718,598
U.S. Treasury Obligations — 28.3%
U.S. Treasury Notes
0.125%	01/15/24	3,905	3,884,560
0.125%	02/15/24	25,500	25,358,555
0.250%	03/15/24(a)(h)	33,900	33,788,765
0.250%	05/15/24	26,700	26,570,672
0.250%	06/15/24	19,695	19,584,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
0.375%	08/15/24	22,500	$22,420,898
0.375%	09/15/24	22,700	22,602,461
0.875%	06/30/26	1,070	1,066,155

Total U.S. Treasury Obligations (cost $155,563,810)			155,276,282

	Shares
Exchange-Traded Fund — 1.2%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	144,050	6,583,085
(cost $6,313,712)

Total Long-Term Investments (cost $516,605,507)		519,081,317
Short-Term Investments — 13.2%
Affiliated Mutual Funds — 7.6%
PGIM Core Ultra Short Bond Fund(wa)	1,635,788	1,635,788
PGIM Institutional Money Market Fund (cost $40,160,094; includes $40,156,939 of cash collateral for securities on loan)(b)(wa)	40,184,205	40,160,094

Total Affiliated Mutual Funds (cost $41,795,882)		41,795,882

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 5.0%
Aviation Capital Group LLC
0.450%	10/01/21	2,500	2,499,994
Enel Finance America, LLC
0.432%	02/22/22	2,000	1,997,946
0.371%	07/18/22	1,500	1,495,623
0.402%	08/09/22	1,250	1,245,914
0.402%	09/20/22	1,500	1,494,024
Eni Finance USA, Inc.
0.421%	04/14/22	2,500	2,496,005
General Motors Financial Co., Inc.
0.310%	11/01/21	2,500	2,499,284
0.340%	12/14/21	1,000	999,239
0.381%	02/25/22	2,000	1,996,604
NatWest Markets PLC
0.371%	01/28/22	2,500	2,498,667
Viatris, Inc.
0.471%	10/15/21	3,000	2,999,562
0.521%	12/30/21	1,500	1,498,366
0.551%	12/31/21	2,000	1,997,792
VW Credit, Inc.
0.381%	02/16/22	2,000	1,998,232

Total Commercial Paper (cost $27,710,465)				27,717,252

A21

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bond — 0.2%
Electric
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%
1.500%(c)	11/15/21	1,350	$1,350,546
(cost $1,350,000)

Options Purchased*~ — 0.4%
(cost $2,134,240)	2,038,856

Total Short-Term Investments (cost $72,990,587)	72,902,536

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.7% (cost $589,596,094)	591,983,853
Options Written*~ — (0.3)%
(premiums received $2,278,176)	(1,786,430)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.4% (cost $587,317,918)	590,197,423

Liabilities in excess of other assets(z) — (7.4)%	(40,826,270)

Net Assets — 100.0%	$549,371,153

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $39,373,679; cash collateral of $40,156,939 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	11/26/21	$133.00		25		25	$42,969
Eurodollar 1-Year Mid Curve Futures	Put	10/15/21	$99.25		101		253	631
Total Exchange Traded (cost $33,312)								$43,600

A22

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate Swap, 03/30/27	Call	Barclays Bank PLC	03/28/22	1.31%	1.31%(S)	3 Month LIBOR(Q)		5,430	$57,714
5- Year Interest Rate Swap, 04/07/27	Call	JPMorgan Chase Bank, N.A.	04/05/22	1.53%	1.53%(S)	3 Month LIBOR(Q)		2,900	52,359
5- Year Interest Rate Swap, 04/12/27	Call	Morgan Stanley & Co. International PLC	04/08/22	1.39%	1.39%(S)	3 Month LIBOR(Q)		5,650	73,758
5- Year Interest Rate Swap, 05/03/27	Call	Bank of America, N.A.	04/28/22	1.20%	1.20%(S)	3 Month LIBOR(Q)		8,060	62,508
10- Year Interest Rate Swap, 06/26/34	Call	Goldman Sachs International	06/24/24	1.97%	1.97%(S)	3 Month LIBOR(Q)		1,005	42,768
10- Year Interest Rate Swap, 07/02/34	Call	Goldman Sachs International	06/28/24	2.00%	2.00%(S)	3 Month LIBOR(Q)		1,005	44,235
10- Year Interest Rate Swap, 07/24/34	Call	Goldman Sachs International	07/22/24	1.68%	1.68%(S)	3 Month LIBOR(Q)		1,180	35,793
10- Year Interest Rate Swap, 07/31/34	Call	Bank of America, N.A.	07/29/24	1.55%	1.55%(S)	3 Month LIBOR(Q)		1,770	46,125
10- Year Interest Rate Swap, 08/06/34	Call	Wells Fargo Bank N.A.	08/02/24	1.68%	1.68%(S)	3 Month LIBOR(Q)		1,180	36,123
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)		1,010	26,413
10- Year Interest Rate Swap, 06/06/35	Call	Goldman Sachs International	06/04/25	1.28%	1.28%(S)	3 Month LIBOR(Q)		450	9,543
10- Year Interest Rate Swap, 06/09/35	Call	Bank of America, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)		1,590	39,969
10- Year Interest Rate Swap, 06/09/35	Call	Citibank, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)		2,900	73,150
10- Year Interest Rate Swap, 06/09/35	Call	UBS AG	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)		450	11,312
10- Year Interest Rate Swap, 04/09/36	Call	Deutsche Bank AG	04/07/26	2.60%	2.60%(S)	3 Month LIBOR(Q)		1,490	118,460
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)		780	52,384
5- Year Interest Rate Swap, 11/17/26	Put	Barclays Bank PLC	11/15/21	(0.15)%	3 Month EURIBOR(S)	(0.15)%(A)	EUR	5,170	10,683
5- Year Interest Rate Swap, 03/30/27	Put	Barclays Bank PLC	03/28/22	1.31%	3 Month LIBOR(Q)	1.31%(S)		5,430	42,287
A23

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 04/07/27	Put	JPMorgan Chase Bank, N.A.	04/05/22	1.53%	3 Month LIBOR(Q)	1.53%(S)	2,900	$13,981
5- Year Interest Rate Swap, 04/12/27	Put	Morgan Stanley & Co. International PLC	04/08/22	1.39%	3 Month LIBOR(Q)	1.39%(S)	5,650	38,961
5- Year Interest Rate Swap, 07/19/27	Put	Bank of America, N.A.	07/15/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	8,960	127,806
10- Year Interest Rate Swap, 06/26/34	Put	Goldman Sachs International	06/24/24	1.97%	3 Month LIBOR(Q)	1.97%(S)	1,005	44,789
10- Year Interest Rate Swap, 07/02/34	Put	Goldman Sachs International	06/28/24	2.00%	3 Month LIBOR(Q)	2.00%(S)	1,005	43,631
10- Year Interest Rate Swap, 07/24/34	Put	Goldman Sachs International	07/22/24	1.68%	3 Month LIBOR(Q)	1.68%(S)	1,180	70,366
10- Year Interest Rate Swap, 08/06/34	Put	Wells Fargo Bank N.A.	08/02/24	1.68%	3 Month LIBOR(Q)	1.68%(S)	1,180	70,451
10- Year Interest Rate Swap, 08/07/34	Put	Deutsche Bank AG	08/05/24	1.80%	3 Month LIBOR(Q)	1.80%(S)	2,520	135,047
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)	1,010	76,060
10- Year Interest Rate Swap, 06/06/35	Put	Goldman Sachs International	06/04/25	1.28%	3 Month LIBOR(Q)	1.28%(S)	450	40,579
10- Year Interest Rate Swap, 06/09/35	Put	Bank of America, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	1,590	128,929
10- Year Interest Rate Swap, 06/09/35	Put	Citibank, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	2,900	234,627
10- Year Interest Rate Swap, 06/09/35	Put	UBS AG	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	450	36,489
10- Year Interest Rate Swap, 04/09/36	Put	Deutsche Bank AG	04/07/26	2.60%	3 Month LIBOR(Q)	2.60%(S)	1,490	51,882
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780	46,074
Total OTC Swaptions (cost $2,100,928)								$1,995,256
Total Options Purchased (cost $2,134,240)								$2,038,856
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	11/26/21	$136.00		25		25	$(781)
A24

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	11/26/21	$131.00		50		50	$(32,031)
Total Exchange Traded (premiums received $26,448)								$(32,812)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 01/12/24	Call	Morgan Stanley & Co. International PLC	01/10/22	0.51%	3 Month LIBOR(Q)	0.51%(S)	15,850	$(24,523)
2- Year Interest Rate Swap, 02/25/24	Call	Goldman Sachs International	02/23/22	0.41%	3 Month LIBOR(Q)	0.41%(S)	12,380	(7,856)
2- Year Interest Rate Swap, 03/03/24	Call	Deutsche Bank AG	03/01/22	0.51%	3 Month LIBOR(Q)	0.51%(S)	14,140	(19,841)
2- Year Interest Rate Swap, 03/04/24	Call	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	3 Month LIBOR(Q)	0.49%(S)	10,575	(12,734)
2- Year Interest Rate Swap, 03/07/24	Call	Citibank, N.A.	03/03/22	0.52%	3 Month LIBOR(Q)	0.52%(S)	7,230	(10,712)
2- Year Interest Rate Swap, 03/23/24	Call	Deutsche Bank AG	03/21/22	0.56%	3 Month LIBOR(Q)	0.56%(S)	7,230	(13,696)
2- Year Interest Rate Swap, 03/25/24	Call	Deutsche Bank AG	03/23/22	0.57%	3 Month LIBOR(Q)	0.57%(S)	14,070	(27,521)
5- Year Interest Rate Swap, 04/26/27	Call	Bank of America, N.A.	04/22/22	0.90%	3 Month LIBOR(Q)	0.90%(S)	4,030	(10,503)
5- Year Interest Rate Swap, 05/03/27	Call	Bank of America, N.A.	04/28/22	0.90%	3 Month LIBOR(Q)	0.90%(S)	12,080	(31,846)
10- Year Interest Rate Swap, 10/18/31	Call	Goldman Sachs International	10/14/21	1.78%	3 Month LIBOR(Q)	1.78%(S)	1,270	(26,896)
10- Year Interest Rate Swap, 11/08/31	Call	Deutsche Bank AG	11/04/21	1.00%	3 Month LIBOR(Q)	1.00%(S)	2,520	(196)
10- Year Interest Rate Swap, 11/16/31	Call	Deutsche Bank AG	11/12/21	1.30%	3 Month LIBOR(Q)	1.30%(S)	2,570	(4,070)
10- Year Interest Rate Swap, 01/20/32	Call	Bank of America, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	1,090	(19,088)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)	3,300	(57,788)
A25

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 01/31/32	Call	Deutsche Bank AG	01/27/22	1.00%	3 Month LIBOR(Q)	1.00%(S)	1,580	$(2,466)
10- Year Interest Rate Swap, 01/31/32	Call	Bank of America, N.A.	01/27/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,450	(6,160)
10- Year Interest Rate Swap, 02/22/32	Call	Bank of America, N.A.	02/18/22	1.62%	3 Month LIBOR(Q)	1.62%(S)	1,390	(23,591)
10- Year Interest Rate Swap, 06/09/32	Call	JPMorgan Chase Bank, N.A.	06/07/22	1.40%	3 Month LIBOR(Q)	1.40%(S)	1,855	(21,207)
10- Year Interest Rate Swap, 09/06/32	Call	Morgan Stanley & Co. International PLC	09/01/22	1.53%	3 Month LIBOR(Q)	1.53%(S)	2,930	(50,426)
10- Year Interest Rate Swap, 10/13/32	Call	Deutsche Bank AG	10/11/22	1.06%	3 Month LIBOR(Q)	1.06%(S)	1,125	(7,084)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.23%	3 Month LIBOR(Q)	1.23%(S)	1,008	(10,451)
10- Year Interest Rate Swap, 12/20/32	Call	Goldman Sachs International	12/16/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,008	(10,731)
10- Year Interest Rate Swap, 01/04/33	Call	Citibank, N.A.	12/30/22	1.25%	3 Month LIBOR(Q)	1.25%(S)	1,110	(12,262)
10- Year Interest Rate Swap, 01/11/33	Call	Barclays Bank PLC	01/09/23	1.44%	3 Month LIBOR(Q)	1.44%(S)	2,070	(33,511)
10- Year Interest Rate Swap, 03/03/33	Call	Bank of America, N.A.	03/01/23	2.01%	3 Month LIBOR(Q)	2.01%(S)	2,150	(91,074)
30- Year Interest Rate Swap, 09/19/54	Call	Deutsche Bank AG	09/17/24	1.85%	3 Month LIBOR(Q)	1.85%(S)	690	(61,992)
30- Year Interest Rate Swap, 10/02/54	Call	Barclays Bank PLC	09/30/24	2.00%	3 Month LIBOR(Q)	2.00%(S)	480	(51,474)
2- Year Interest Rate Swap, 12/08/23	Put	Barclays Bank PLC	12/06/21	0.50%	0.50%(S)	3 Month LIBOR(Q)	6,000	(4,058)
A26

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 12/14/23	Put	Deutsche Bank AG	12/10/21	0.45%	0.45%(S)	3 Month LIBOR(Q)	5,945	$(6,893)
2- Year Interest Rate Swap, 01/12/24	Put	Morgan Stanley & Co. International PLC	01/10/22	0.51%	0.51%(S)	3 Month LIBOR(Q)	15,850	(21,684)
2- Year Interest Rate Swap, 01/21/24	Put	Deutsche Bank AG	01/19/22	0.50%	0.50%(S)	3 Month LIBOR(Q)	4,160	(6,896)
2- Year Interest Rate Swap, 03/01/24	Put	Deutsche Bank AG	02/25/22	0.75%	0.75%(S)	3 Month LIBOR(Q)	12,380	(12,027)
2- Year Interest Rate Swap, 03/03/24	Put	Deutsche Bank AG	03/01/22	0.51%	0.51%(S)	3 Month LIBOR(Q)	14,140	(37,470)
2- Year Interest Rate Swap, 03/04/24	Put	JPMorgan Chase Bank, N.A.	03/02/22	0.49%	0.49%(S)	3 Month LIBOR(Q)	10,575	(30,771)
2- Year Interest Rate Swap, 03/07/24	Put	Citibank, N.A.	03/03/22	0.52%	0.52%(S)	3 Month LIBOR(Q)	7,230	(18,875)
2- Year Interest Rate Swap, 03/23/24	Put	Deutsche Bank AG	03/21/22	0.56%	0.56%(S)	3 Month LIBOR(Q)	7,230	(19,314)
2- Year Interest Rate Swap, 03/25/24	Put	Deutsche Bank AG	03/23/22	0.57%	0.57%(S)	3 Month LIBOR(Q)	14,070	(37,342)
10- Year Interest Rate Swap, 10/18/31	Put	Goldman Sachs International	10/14/21	1.78%	1.78%(S)	3 Month LIBOR(Q)	1,270	(511)
10- Year Interest Rate Swap, 11/16/31	Put	Deutsche Bank AG	11/12/21	1.50%	1.50%(S)	3 Month LIBOR(Q)	2,570	(33,364)
10- Year Interest Rate Swap, 01/20/32	Put	Bank of America, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	1,090	(3,054)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300	(9,245)
10- Year Interest Rate Swap, 01/31/32	Put	Bank of America, N.A.	01/27/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	1,450	(56,313)
10- Year Interest Rate Swap, 01/31/32	Put	Deutsche Bank AG	01/27/22	1.50%	1.50%(S)	3 Month LIBOR(Q)	1,580	(34,354)
10- Year Interest Rate Swap, 02/22/32	Put	Bank of America, N.A.	02/18/22	1.62%	1.62%(S)	3 Month LIBOR(Q)	1,390	(24,589)
A27

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)		1,100	$(21,345)
10- Year Interest Rate Swap, 06/09/32	Put	JPMorgan Chase Bank, N.A.	06/07/22	2.40%	2.40%(S)	3 Month LIBOR(Q)		1,855	(10,284)
10- Year Interest Rate Swap, 09/06/32	Put	Morgan Stanley & Co. International PLC	09/01/22	1.53%	1.53%(S)	3 Month LIBOR(Q)		2,930	(108,717)
10- Year Interest Rate Swap, 10/13/32	Put	Deutsche Bank AG	10/11/22	1.06%	1.06%(S)	3 Month LIBOR(Q)		1,125	(79,986)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.23%	1.23%(S)	3 Month LIBOR(Q)		1,008	(63,063)
10- Year Interest Rate Swap, 12/20/32	Put	Goldman Sachs International	12/16/22	1.25%	1.25%(S)	3 Month LIBOR(Q)		1,008	(62,169)
10- Year Interest Rate Swap, 01/04/33	Put	Citibank, N.A.	12/30/22	1.25%	1.25%(S)	3 Month LIBOR(Q)		1,110	(68,737)
10- Year Interest Rate Swap, 01/11/33	Put	Barclays Bank PLC	01/09/23	1.44%	1.44%(S)	3 Month LIBOR(Q)		2,070	(104,007)
10- Year Interest Rate Swap, 03/03/33	Put	Bank of America, N.A.	03/01/23	2.01%	2.01%(S)	3 Month LIBOR(Q)		2,150	(54,802)
10- Year Interest Rate Swap, 05/17/33	Put	Barclays Bank PLC	05/15/23	0.70%	0.70%(A)	6 Month EURIBOR(S)	EUR	2,580	(42,435)
30- Year Interest Rate Swap, 09/19/54	Put	Deutsche Bank AG	09/17/24	1.85%	1.85%(S)	3 Month LIBOR(Q)		690	(82,523)
30- Year Interest Rate Swap, 10/02/54	Put	Barclays Bank PLC	09/30/24	2.00%	2.00%(S)	3 Month LIBOR(Q)		480	(49,091)
Total OTC Swaptions (premiums received $2,251,728)									$(1,753,618)
Total Options Written (premiums received $2,278,176)									$(1,786,430)
A28

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
55	90 Day Euro Dollar	Dec. 2023	$13,592,563	$(13,138)
986	2 Year U.S. Treasury Notes	Dec. 2021	216,973,922	(134,012)
14	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	2,674,875	(101,807)
				(248,957)
Short Positions:
84	90 Day Euro Dollar	Dec. 2024	20,662,950	40,785
9	2 Year U.S. Treasury Notes	Dec. 2021	1,980,492	1,223
79	5 Year Euro-Bobl	Dec. 2021	12,347,397	77,376
653	5 Year U.S. Treasury Notes	Dec. 2021	80,150,650	497,273
1	10 Year Euro-Bund	Dec. 2021	196,711	2,327
148	10 Year U.S. Treasury Notes	Dec. 2021	19,478,188	212,268
55	10 Year U.S. Ultra Treasury Notes	Dec. 2021	7,988,750	142,651
7	20 Year U.S. Treasury Bonds	Dec. 2021	1,114,531	27,198
65	Euro Schatz Index	Dec. 2021	8,448,223	5,589
				1,006,690
				$757,733
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/05/21	HSBC Bank USA, N.A.	EUR	56	$64,793	$64,874	$81	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/15/21	Citibank, N.A.	GBP	750	$1,026,959	$1,010,696	$16,263	$—
Expiring 12/15/21	Goldman Sachs International	GBP	368	507,924	495,916	12,008	—
Expiring 12/15/21	Goldman Sachs International	GBP	298	411,301	401,583	9,718	—
Expiring 12/15/21	Royal Bank of Scotland International	GBP	8,608	11,925,222	11,600,099	325,123	—
Canadian Dollar,
Expiring 12/15/21	RBC Capital Markets, LLC	CAD	610	484,582	481,603	2,979	—
Euro,
Expiring 12/15/21	BNP Paribas S.A.	EUR	15,436	18,283,751	17,909,053	374,698	—
Expiring 12/15/21	HSBC Bank USA, N.A.	EUR	15,436	18,296,964	17,909,053	387,911	—
Expiring 12/15/21	HSBC Bank USA, N.A.	EUR	56	64,881	64,974	—	(93)
Expiring 12/15/21	Royal Bank of Scotland International	EUR	188	220,789	218,127	2,662	—
Expiring 12/15/21	Royal Bank of Scotland International	EUR	112	131,529	129,948	1,581	—
Expiring 12/15/21	The Toronto-Dominion Bank	EUR	1,555	1,824,606	1,804,190	20,416	—
Expiring 12/15/21	The Toronto-Dominion Bank	EUR	65	76,326	75,416	910	—
				$53,254,834	$52,100,658	1,154,269	(93)
						$1,154,350	$(93)
A29

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Broadcom, Inc.	12/20/24	1.000%(Q)	100	$(2,131)	$1,976	$(4,107)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.285%	$23,554	$(49,348)	$72,902	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	3,150	$(303,497)	$(297,148)	$6,349
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	2,580	11/16/26	(0.150)%(A)	6 Month EURIBOR(2)(S)	$—	$4,178	$4,178
EUR	80	04/29/31	(0.200)%(A)	6 Month EURIBOR(2)(S)	—	(2,840)	(2,840)
EUR	310	08/31/31	(0.047)%(A)	6 Month EURIBOR(1)(S)	—	6,985	6,985
A30

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	330	09/01/31	(0.046)%(A)	6 Month EURIBOR(1)(S)	$—	$7,417	$7,417
EUR	400	09/28/31	0.126%(A)	6 Month EURIBOR(2)(S)	(124)	(1,437)	(1,313)
EUR	910	05/16/33	0.440%(A)	6 Month EURIBOR(1)(S)	—	(8,085)	(8,085)
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	68,876	68,876
	1,600	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	15,588	15,588
	2,010	07/08/23	0.250%(S)	3 Month LIBOR(2)(Q)	—	(3,851)	(3,851)
	560	12/13/23	0.341%(S)	3 Month LIBOR(2)(Q)	—	(1,332)	(1,332)
	510	12/30/23	0.518%(S)	3 Month LIBOR(1)(Q)	—	(375)	(375)
	1,820	01/25/24	0.438%(S)	3 Month LIBOR(2)(Q)	—	(2,853)	(2,853)
	3,640	02/07/24	0.379%(S)	3 Month LIBOR(2)(Q)	—	(11,233)	(11,233)
	4,430	02/08/24	0.397%(S)	3 Month LIBOR(2)(Q)	—	(12,232)	(12,232)
	6,590	03/01/24	0.445%(S)	3 Month LIBOR(2)(Q)	—	(15,889)	(15,889)
	420	03/02/24	0.486%(S)	3 Month LIBOR(2)(Q)	—	(703)	(703)
	3,560	03/24/24	0.563%(S)	3 Month LIBOR(1)(Q)	—	2,843	2,843
	1,780	03/25/24	0.602%(S)	3 Month LIBOR(1)(Q)	—	25	25
	4,090	03/28/24	0.607%(S)	3 Month LIBOR(1)(Q)	—	(111)	(111)
	1,800	03/29/24	0.635%(S)	3 Month LIBOR(1)(Q)	—	(1,003)	(1,003)
	3,640	03/29/24	0.639%(S)	3 Month LIBOR(1)(Q)	—	(2,246)	(2,246)
	3,650	03/30/24	0.633%(S)	3 Month LIBOR(2)(Q)	—	1,730	1,730
	1,790	03/30/24	0.651%(S)	3 Month LIBOR(1)(Q)	—	(1,542)	(1,542)
	3,000	03/31/24	0.622%(S)	3 Month LIBOR(1)(Q)	—	(780)	(780)
	3,510	04/20/24	0.592%(S)	3 Month LIBOR(2)(Q)	—	(3,666)	(3,666)
	3,590	06/21/24	0.729%(S)	3 Month LIBOR(1)(Q)	—	1,055	1,055
	1,080	06/23/24	0.742%(S)	3 Month LIBOR(1)(Q)	—	144	144
	1,795	06/28/24	0.766%(S)	3 Month LIBOR(1)(Q)	—	(399)	(399)
	4,570	08/12/24	0.744%(S)	3 Month LIBOR(1)(Q)	—	7,931	7,931
	2,525	08/15/24	0.782%(S)	3 Month LIBOR(1)(Q)	—	2,663	2,663
	650	06/02/25	0.358%(S)	3 Month LIBOR(2)(Q)	—	(10,357)	(10,357)
	3,170	01/21/26	0.478%(S)	3 Month LIBOR(2)(Q)	—	(62,350)	(62,350)
	5,560	02/25/26	1.535%(S)	3 Month LIBOR(1)(Q)	—	8,966	8,966
	3,930	02/26/26	1.620%(S)	3 Month LIBOR(1)(Q)	—	3,110	3,110
	1,510	03/06/26	1.710%(S)	3 Month LIBOR(1)(Q)	—	(60)	(60)
	3,800	09/17/26	0.930%(S)	3 Month LIBOR(2)(Q)	—	(24,247)	(24,247)
	1,440	04/20/27	1.285%(S)	3 Month LIBOR(1)(Q)	—	(1,260)	(1,260)
	1,540	06/20/27	0.652%(S)	3 Month LIBOR(2)(Q)	—	(50,880)	(50,880)
	1,540	06/20/27	0.680%(S)	3 Month LIBOR(2)(Q)	—	(48,811)	(48,811)
	2,290	07/19/27	1.190%(S)	3 Month LIBOR(2)(Q)	—	(18,583)	(18,583)
	730	08/16/27	1.224%(S)	3 Month LIBOR(2)(Q)	—	(5,682)	(5,682)
	1,650	08/17/27	0.502%(S)	3 Month LIBOR(1)(Q)	—	65,248	65,248
	1,580	11/15/27	0.845%(S)	3 Month LIBOR(1)(Q)	—	31,512	31,512
	2,450	02/15/28	1.271%(S)	3 Month LIBOR(1)(Q)	—	(5,272)	(5,272)
	120	05/15/28	1.051%(S)	3 Month LIBOR(2)(Q)	—	(1,818)	(1,818)
	1,610	07/12/28	0.654%(S)	3 Month LIBOR(2)(Q)	—	(78,742)	(78,742)
	1,830	05/15/31	1.109%(A)	1 Day SOFR(2)(A)	—	(32,692)	(32,692)
	140	08/19/31	1.513%(S)	3 Month LIBOR(2)(Q)	—	(110)	(110)
	320	09/10/31	1.138%(A)	1 Day SOFR(1)(A)	—	4,441	4,441
	350	09/14/31	1.116%(A)	1 Day SOFR(2)(A)	—	(5,661)	(5,661)
	365	09/16/31	1.082%(A)	1 Day SOFR(2)(A)	—	(7,141)	(7,141)
	90	09/20/31	1.123%(A)	1 Day SOFR(1)(A)	—	1,423	1,423
	365	09/20/31	1.145%(A)	1 Day SOFR(1)(A)	—	4,982	4,982
	365	09/20/31	1.150%(A)	1 Day SOFR(1)(A)	—	4,823	4,823
	490	09/21/31	1.190%(A)	1 Day SOFR(1)(A)	—	4,587	4,587
	440	09/21/31	1.198%(A)	1 Day SOFR(1)(A)	—	3,819	3,819
	2,200	09/21/31	1.400%(S)	3 Month LIBOR(2)(Q)	—	(29,215)	(29,215)
	1,100	09/21/31	1.429%(S)	3 Month LIBOR(1)(Q)	—	11,579	11,579
	370	09/22/31	1.123%(A)	1 Day SOFR(2)(A)	—	(5,870)	(5,870)
	1,100	09/22/31	1.391%(S)	3 Month LIBOR(1)(Q)	—	15,585	15,585
A31

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
730	09/24/31	1.113%(A)	1 Day SOFR(2)(A)	$—	$(12,352)	$(12,352)
365	09/24/31	1.115%(A)	1 Day SOFR(2)(A)	—	(6,106)	(6,106)
380	09/24/31	1.135%(A)	1 Day SOFR(2)(A)	—	(5,627)	(5,627)
2,360	09/24/31	1.521%(S)	3 Month LIBOR(1)(Q)	—	4,674	4,674
280	09/27/31	1.142%(A)	1 Day SOFR(1)(A)	—	4,008	4,008
365	09/27/31	1.211%(A)	1 Day SOFR(1)(A)	—	2,808	2,808
365	09/27/31	1.235%(A)	1 Day SOFR(1)(A)	—	1,967	1,967
365	09/28/31	1.251%(A)	1 Day SOFR(1)(A)	—	1,430	1,430
365	09/28/31	1.262%(A)	1 Day SOFR(1)(A)	—	1,024	1,024
370	09/29/31	1.294%(A)	1 Day SOFR(1)(A)	—	(75)	(75)
370	09/30/31	1.341%(A)	1 Day SOFR(1)(A)	—	(1,727)	(1,727)
370	10/01/31	1.324%(A)	1 Day SOFR(1)(A)	—	(1,077)	(1,077)
650	12/29/31	1.590%(S)	3 Month LIBOR(2)(Q)	—	(381)	(381)
580	02/22/32	1.594%(S)	3 Month LIBOR(1)(Q)	—	1,816	1,816
290	02/22/32	1.621%(S)	3 Month LIBOR(1)(Q)	—	169	169
1,010	08/06/34	1.670%(S)	3 Month LIBOR(2)(Q)	—	(30,320)	(30,320)
270	08/17/40	0.973%(S)	3 Month LIBOR(1)(Q)	—	36,872	36,872
70	11/05/40	1.251%(S)	3 Month LIBOR(1)(Q)	—	6,144	6,144
840	02/15/47	1.432%(A)	1 Day SOFR(2)(A)	—	(27,139)	(27,139)
3,520	02/15/47	1.450%(A)	1 Day SOFR(1)(A)	(10,830)	100,548	111,378
190	08/17/50	1.022%(S)	3 Month LIBOR(2)(Q)	—	(36,211)	(36,211)
230	02/19/51	1.870%(S)	3 Month LIBOR(2)(Q)	—	2,077	2,077
115	02/22/51	1.905%(S)	3 Month LIBOR(2)(Q)	—	1,981	1,981
220	06/11/51	1.903%(S)	3 Month LIBOR(2)(Q)	—	4,628	4,628
280	06/20/52	1.090%(S)	3 Month LIBOR(1)(Q)	—	53,291	53,291
280	06/20/52	1.136%(S)	3 Month LIBOR(1)(Q)	—	50,223	50,223
300	07/12/53	0.881%(S)	3 Month LIBOR(1)(Q)	—	74,959	74,959
				$(10,954)	$47,786	$58,740

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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